Other comprehensive income - AOCI components (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
OTHER COMPREHENSIVE INCOME	€ (22,032)	€ (22,141)	[1]	€ (21,776)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:	(4,288)	(2,936)	[1]	(4,034)
Actuarial gains or losses on defined benefit pension plans	(4,764)	(3,609)		(4,033)
NON-CURRENT ASSETS HELD FOR SALE	0	0		0
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified	1	1		(1)
Other valuation adjustments	0	0		0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	514	597
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	44	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(44)	0
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(39)	75
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(17,744)	(19,205)	[1]	(17,742)
Hedge of net investments in foreign operations (effective portion)	(5,464)	(4,312)		(4,311)
Exchange differences	(14,607)	(15,730)		(15,430)
Hedging derivatives. Cash flow hedges (effective portion)	300	277		152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	2,321	828
Hedging instruments (items not designated)	0	0
Financial assets available-for-sale	2,321	831		2,068
Non-current assets classified as held for sale	0	0		0
Share in other income and expenses recognized in investments in joint ventures and associates	(294)	(268)		(221)
Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Financial assets available-for-sale	€ 2,321	€ 831		1,154
Equity instruments
Disclosure of analysis of other comprehensive income by item [line items]
Financial assets available-for-sale				€ 914

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).